CONDEDNSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
REVENUES	$ 481	$ 19
COST OF REVENUES	430	18
GROSS PROFIT	51	1
OPERATING EXPENSES:
RESEARCH AND DEVELOPMENT EXPENSES	7,622	2,664
GENERAL AND ADMINISTRATIVE EXPENSES	6,069	875
OPERATING LOSS	13,640	3,538
INTEREST AND OTHER INCOME, NET	(358)	(121)
REALIZED LOSS ON SALE OF SHORT-TERM INVESTMENT	100
NET LOSS	$ 13,382	$ 3,417
NET LOSS PER ORDINARY SHARE BASIC AND DILUTED	$ 0.88	$ 1.74
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER ORDINARY SHARE	15,267,939	2,307,025